Document and Entity Information	Sep. 11, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 11, 2023
Entity Registrant Name	Dianthus Therapeutics, Inc. /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38541
Entity Tax Identification Number	81-0724163
Entity Address, Address Line One	7 Times Square
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	929
Local Phone Number	999-4055
Entity Information, Former Legal or Registered Name	Magenta Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DNTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001690585
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Dianthus Therapeutics, Inc. (formerly Magenta Therapeutics, Inc.) (the “Company”) with the U.S. Securities and Exchange Commission on September 12, 2023 (the “Original Report”), in which the Company reported, among other things, the completion of its previously announced business combination, pursuant to which Dio Merger Sub, Inc. merged with and into Dianthus Therapeutics OpCo, Inc. (formerly Dianthus Therapeutics, Inc.) (“OpCo”), with OpCo surviving as a wholly owned subsidiary of the Company. This Amendment includes (i) the unaudited condensed financial statements of OpCo for the six months ended June 30, 2023 and 2022, (ii) the audited financial statements of OpCo for the years ended December 31, 2022 and 2021, (iii) the unaudited pro forma condensed combined financial information of the Company and OpCo as of June 30, 2023 and for the six months ended June 30, 2023 and for the year ended December 31, 2022, (iv) Management’s Discussion and Analysis of Financial Condition and Results of Operations of OpCo for the six months ended June 30, 2023 and 2022, (v) Management’s Discussion and Analysis of Financial Condition and Results of Operations of OpCo for the years ended December 31, 2022 and 2021, (vi) the Company’s Risk Factors, (vii) the Company’s Business Section and (viii) clarifications regarding the terms of the Class I, Class II and Class III directors of the board of directors of the Company (the “Board”) and the amount of shares of common stock outstanding. Except as described above, this Amendment does not amend or modify any other Item of the Original Report. Except as otherwise indicated herein, this Amendment does not purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment. The historical audited and unaudited financial statements of OpCo and the unaudited pro forma condensed combined financial information of the Company and OpCo included herein was excluded from the Original Report in reliance on Items 9.01(a) and 9.01(b).
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	300 Technology Square
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	10036